Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 413,000	$ 976,000	$ 1,066,000
Restricted cash	692,000	1,011,000	1,017,000
Accounts receivable			59,000
Prepaid expenses and other current assets	208,000	589,000	818,000
Total current assets	1,313,000	2,576,000	2,960,000
Property and equipment, net		2,429,000	3,695,000
Intangible assets	6,700,000	6,700,000	22,734,000
Other assets		45,000	54,000
Total assets	8,013,000	11,750,000	29,443,000
Current liabilities:
Accounts payable	1,760,000	2,536,000	3,922,000
Accrued payroll and employee benefits	249,000	376,000	781,000
Deferred rent, current portion	1,096,000		1,225,000
Other accrued liabilities	553,000	879,000	312,000
Notes payable and accrued interest, net of discount	1,201,000
Deferred revenue	682,000	848,000	34,000
Total current liabilities	5,541,000	4,639,000	6,274,000
Accrued restructuring, net of current portion			148,000
Deferred rent and other liabilities, net of current portion		1,243,000	1,384,000
Fair value liability for price adjustable warrants		3,485,000	1,783,000
Fair value liability for price adjustable warrants and subscription investment units	2,477,000		1,483,000
Deferred tax liabilities	2,345,000	2,345,000	1,202,000
Total liabilities	10,363,000	11,712,000	12,274,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value; 100,000 shares authorized: no shares issued and outstanding
Common stock and additional paid-in capital, $0.006 par value; 90,000,000 shares authorized and 2,780,075 shares issed and outstanding as of December 31, 2010; 180,000,000 shares authorized, 10,438,912 shares issued and outstanding as of December 31, 2011 and 180,000,000 shares authorized, 16,166,756 shares issued and outstanding as of September 30, 2012	323,338,000	320,232,000	307,939,000
Accumulated deficit	(325,688,000)	(320,194,000)	(290,770,000)
Total stockholders' equity (deficit)	(2,350,000)	38,000	17,169,000
Total liabilities and stockholders' equity	$ 8,013,000	$ 11,750,000	$ 29,443,000